Share-Based Compensation - Additional Information (Details) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 03, 2017	Jul. 06, 2017	Oct. 31, 2017	Oct. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, voting par value					$ 0.01	$ 0.01	$ 0.01	$ 0.01
Forfeiture of restricted stock awards, shares		400
Number of common shares available for future grants					1,491,500
Performance Options Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award contractual term						10 years
Performance Options Grants | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vested	414,894
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock in connection with restricted stock awards, shares		58,900			58,900
Forfeiture of restricted stock awards, shares					400
Number of options exercised						6,065
Common Stock | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, voting par value		$ 0.01
Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock reserved and available for issuance								1,550,000
Omnibus Plan | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares outstanding					58,500,000
Shares of restricted voting common stock granted					58,900,000
Omnibus Plan | Common Stock | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares vested					0
Restricted shares outstanding						0
Omnibus Plan | Common Stock | Restricted Shares | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, voting par value			$ 0.01
Shares of restricted voting common stock granted			7,500
Award vesting period			4 years
MBG Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted						0
Number of options exercised						0
BYB Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common shares available for future grants								0
Number of options granted					0	212,400	1,634,568
Number of options exercised					0	19,498	0
Award contractual term					7 years 10 months 25 days	9 years 9 months 18 days	9 years 6 months
Fair value of stock options vested					$ 477,000	$ 13,000,000	$ 5,100,000
BYB Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock reserved and available for issuance				2,476,122
Number of common shares available for future grants				2,476,122
BYB Plan | Time Options Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award contractual term				10 years		10 years
BYB Plan | Time Options Grants | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period				5 years		5 years
BYB Plan | Time Options Grants | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period				1 year		1 year
BYB Plan | Performance Options Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award contractual term				10 years
BYB Plan | Performance Options Grants | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period				5 years		5 years
BYB Plan | Performance Options Grants | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period				1 year		1 year